Other Non-operating (income)/ expenses, net - Summary of Other Non-operating (income)/ expenses, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Income and Expenses [Abstract]
Total	$ 889	$ (170)